CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES	12 Months Ended
Dec. 31, 2017
Contingencies Commitments And Responsibilities
CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES

NOTE 21 CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES

This section discloses information on contingencies of significant loss, contingent loans, contingent liabilities not reflected in the financial statements and other responsibilities, lawsuits or other legal actions involving the Bank and/or its subsidiaries.

a)        Lawsuits and Legal Proceedings

·             As of the date of issuance of these Consolidated Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its normal operations. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the suits, present no risk of significant loss. These amounts are recorded as provisions in the Consolidated Statement of Financial Position.

	As of December 31,
	2017	2016
	MCh$	MCh$
Balance as of January, 1	9,724	59
Integration Itaú Corpbanca	—	1,019
Established provision	586	8,952
Provision released	—	—
Application of provisions	—	(17)
Others	(214)	(289)
Total	10,096	9,724

·             On December 20, 2016, Helm LLC initiated an arbitration proceeding (the “Arbitration”) against respondents Itaú CorpBanca and Corp Group Holding Inversiones Ltda. (“Corp Group”), and nominal respondent Itaú CorpBanca Colombia (collectively with Corp Group and Itaú CorpBanca, “Respondents”), by filing a Request for Arbitration in the ICC’s International Court of Arbitration in New York. Helm LLC alleged that Corp Group and Itaú CorpBanca had breached the Amended and Restated Shareholders Agreement of HB Acquisition S.A.S., dated July 31, 2013, between shareholders of Itaú CorpBanca Colombia (the “SHA”). As relief, Helm LLC is seeking, among other things, damages of $598 million, reflecting what it claims is the value to which it is entitled in return for its shares in Itaú CorpBanca Colombia, plus interest. On February 14, 2017, Respondents filed their answers to Helm LLC’s Request for Arbitration, denying Helm LLC’s claims, and Corp Group and Itaú CorpBanca filed a counterclaim against Helm LLC for breaching the SHA. As relief under their counterclaim, Corp Group and Itaú CorpBanca are seeking, among other things, for Helm LLC’s rights under the SHA to be terminated. On April 19, 2017, Helm LLC filed a reply to Corp Group and Itaú CorpBanca’s counterclaim. The Arbitration has continued pursuant to the applicable procedures and an evidentiary hearing is expected to take place in July 2018. Itaú CorpBanca believes Helm LLC’s claim is without merit and intends to enforce its rights under the SHA and applicable law.

·             Other legal actions have been filed against the Bank involving its normal operations. The Bank’s maximum exposure for these lawsuits amounts to approximately MCh$36,309 as of December 31, 2017 (MCh$24,000 as of December 2016). However, in management’s opinion, based on reports from the Legal Division as of year-end 2017 and 2016, it is more likely than not that these lawsuits will not result in significant losses not unforeseen by the Bank in these financial statements and, therefore, management has not recorded any provisions for them.

b)        Contingent Loans.

The following table contains the amounts for which the Bank and its Subsidiaries are contractually obliged to provide loans and maintain off-balance sheet accounts:

	As of December 31,
	2017	2016
	MCh$	MCh$
Collaterals and Guarantees	262,924	264,081
Confirmes foreign letters of credit	3,824	167
Letter of credit	88,940	64,216
Bank Guarantees	1,286,807	1,146,598
Cleared lines of credit	2,349,626	2,581,859
Other credit commitments	1,299,494	1,253,215
Total	5,291,615	5,310,136

c)         Responsibilities.

The Bank and its subsidiaries have the following responsibilities arising from the normal course of business regarding maintenance off-balance sheet accounts:

	As of December 31,
	2017	2016
	MCh$	MCh$
Third Party Operations
Collections	26,143	41,171
Transferred financial assets administred by the bank	997,530	883,902
Third party funds under management	2,215,038	1,165,764
Subtotal	3,238,711	2,090,837
Security Custody
Security in custody held by the bank	8,675,906	5,636,858
Securities in custody deposited in another entity	549,848	455,678
Bank-issued Securities	163,713	200,333
Subtotal	9,389,467	6,292,869
Total	12,628,178	8,383,706

d)        Guarantees, Contingencies and Other.

Banco Itaú Corpbanca

During the fiscal years 2017 and 2016, the Bank did not fail to comply with covenants and other commitments associated with debt instruments issued and obligations with banks.

Banco Itaú Corpbanca Colombia S.A.

·             The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. Of the 167 outstanding civil and administrative proceedings as of December 31,2017, 93 are related to banking operations and 74 to ownership of leased assets. In aggregate, the lawsuits are seeking MCh$13,748. The likelihood of loss is considered possible in 8 cases, remote in 142 cases and probable in 17 cases. Based on this evaluation, the Bank has recorded a provision of MCh$977. In aggregate, the plaintiffs in the labor proceedings are seeking MCh$2,230 and the Bank has provisioned MCh$865. Of the 167 cases, the likelihood of loss is considered probable in 52 cases and remote in 115 cases.

Corpbanca Corredores de Seguros S.A.

·             In order to comply with Article 58, letter d) of the Chilean Finance Ministry Decree with Force of Law (“DFL”) 251 of 1930, which states, “Insurance Brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the SVS, in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties that contract policies through the brokerage house,” the subsidiary has renewed the following (civil liability (a) and guarantee (b)) policies:

Entity	From	End	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2017	04/14/2018	(a) 60,000 and (b) 500	Corpbanca Corredora de Seguros

Itaú Corredora de Seguros Limitada

·             As established in Article 58, letter D of DFL 251 and SVS Ruling No. 1,160, the subsidiary has taken out liability (a) and guarantee (b) policies to cover the risk of potential damages that could affect it and to ensure correct and full compliance with all obligations arising from its activities and, especially, regarding damages that may be incurred by insured parties that contract policies through the brokerage house.

Entity	From	End	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04/15/2017	04/14/2018	(a) 60,000 and (b) 500	Itaú Corredora de Seguros

Itaú Corpbanca Corredores de Bolsa S.A.

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a bank guarantee certificate is kept on the Chilean Electronic Stock Exchange to ensure the correct and complete fulfillment of its obligations as stock broker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its operations. The detail of the bank guarantee certificate is as follows:

Entity	From	End	Amount (UF)	Beneficiary
Itaú Chile	06/30/2017	04/22/2017	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	06/30/2017	04/22/2017	4,000	Bolsa de Comercio de Santiago

In addition, the company has acquired a comprehensive insurance policy to comply with Law No. 52 of the Chilean Electronic Stock Exchange.

Amounts recorded with respect to the comprehensive insurance policy ere the following:

Entity	From	End	Amount (MUS$)	Beneficiary
Orion Seguros Generales S.A	05/01/2017	04/30/2017	5,000 and 10,000	Bolsa Electronica de Chile

The company pledged its shares on the Santiago Stock Exchange in favor of said company, to guarantee the fulfillment of the obligations respect to the transactions carried out with other brokers. This amounts to MCh$14,533.

As of December 31, 2017, this subsidiary is under guarantee with CCLV, Contraparte Central S.A in cash for Mch$2,239 and a financial instrument for Mch$1,106.

The company executed a guarantee certificate, as a representative of the beneficiaries of the guarantee pursuant to Articles 98 and 99 of Chilean Law 20,172, with the object of the guaranteeing its obligations as portfolio administrator.

·             The company executed a guarantee certificate, as representative of the beneficiaries of the guarantee pursuant to Articles 98 and 99 of Chilean Law 20,172, in order to ensure the faithful and full compliance with its obligations as portfolio manager.

Amounts recorded with respect to the comprehensive insurance policy were the following:

Entity	From	End	Amount (MUS$)	Beneficiary
Itaú Chile	20/04/2017	20/04/2018	10.000	Itaú Chile

Itaú Chile Administradora General de Fondos S.A.

During the year 2017, the company executed guarantee certificates with Itaú Corpbanca, for the funds it manages in order to guarantee the fulfillment of the obligations of the administrators, for the administration of the funds of third parties and the compensation for the damages resulting from their non-compliance in accordance with the provisions of Article No. 226 and No. 227 of Chilean Law No. 18,045, for UF 1,166,462.

Corpbanca Administradora General de Fondos S.A.

·   On June 2, 2017, Corpbanca Administradora General de Fondos S.A. (“CORFO”), It executed a guarantee certificate with Bank Santander Chile, for the amount of MCh$399 equivalent to UF 15,000 in favor of the Development Corporation of the Production to ensure CORFO’s faithful fulfillment of the CORFO portfolio management contract, its committees and funds, and the payment of labor and social costs relating to the contractor’s workers. Their expiration is August 31, 2021.

·   On June 28, 2017, Corpbanca Administradora General de Fondos S.A. renewed its insurance policy with Orión Seguros Generales S.A. with the period of validity from May 1, 2017; and maturity on April 30, 2018.

·   On August 14, 2017, Corpbanca Administradora General de Fondos S.A. replaced its guarantee certificate with Bank Santander Chile, for the amount of MCh$14 equivalent to UF 500 issued on June 6, 2017 in favor of the [Production Development Corporation] to ensure CORFO the faithful and timely compliance with the obligations of the portfolio management contract, its committees and funds, and the payment of labor and social costs relating to the contractor’s workers, due on August 30, 2021.